CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current Assets
Cash and Cash Equivalents	$ 31,147	$ 82,170
Accounts Receivable, Net	19,635	17,487
Accounts Receivable, Related Party	671	583
Prepaid Expenses	3,381	4,480
Inventory	21,403	20,886
Voyages in Progress	13,712	35,610
Other Current Assets	3,620	2,493
Total Current Assets	93,567	163,709
NON-CURRENT ASSETS
Vessels, net	1,070,595	1,058,049
Deposits paid for Vessels	50,130	82,130
Goodwill	18,979	18,979
Investment in Nordic American Offshore Ltd	13,349	16,550
Other Non-current Assets	477	10,487
Total Non-current Assets	1,153,531	1,186,195
Total Assets	1,247,098	1,349,904
Current Liabilities
Accounts Payable	3,798	4,294
Accrued Voyage Expenses	6,932	9,583
Accrued Liabilities	15,871	7,648
Total Current Liabilities	26,601	21,525
Long-term Debt	443,865	442,820
Deferred Compensation Liability	14,761	14,510
Total Liabilities	458,626	457,330
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 180,000,000 shares authorized, 101,969,666 shares issued and outstanding at September 30, 2017 and December 31, 2016, respectively	1,020	1,020
Additional Paid-in Capital	235,406	235,050
Contributed Surplus	584,394	640,472
Accumulated other comprehensive loss	(888)	(1,037)
Retained earnings/(Accumulated Deficit)	(58,060)	(4,456)
Total Shareholders' Equity	761,872	871,049
Total Liabilities and Shareholders' Equity	$ 1,247,098	$ 1,349,904